Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Summary of Loans and Borrowings

	2023
	Due through	Effective rates ranged	Carrying Amount
Long term fixed rate debt	2034	1.73% to 3.99%	1,039,821
Long term variable rate debt	2033	6.53% to 6.86%	422,870
			1,462,691
Current maturities			(222,430)
Loans and borrowings long-term			$1,240,261

	2022
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2034	1.73% to 3.95%	983,138
Long-term variable rate debt	2029	4.97% to 6.35%	191,132
Senior convertible notes	2025	14.68%	270,033
			1,444,303
Current maturities			(142,484)
Loans and borrowings long-term			$1,301,819

Summary of Maturities of Loans and Borrowings	Maturities of the loans and borrowings for the next five years are as follows:

2024	222,430
2025	227,628
2026	120,522
2027	128,653
2028	211,853
Thereafter	551,605
$1,462,691

Summary of Senior Convertible Notes
The net proceeds from the offering, after deducting the initial purchasers’ discounts, commissions and other transaction costs is as follows:

	Nominal issue	Cost assigned to the debt host liability	Net funding
Date
April 30, 2020	$350,000	$(7,102)	$342,898

Disclosure of Detailed information about Impact of the Embedded Derivative on the Financial Statements Explanatory
The impact of the embedded derivative on the consolidated statement of financial position and consolidated statement of profit or loss is, as follows:

	Statement of financial position		Statement of profit or loss
	2023	2022	2023	2022	2021
Derivative financial instrument	$—	$251,150	$(98,347)	$17,189	$(22,778)

Summary of Finance Cost and Income
The detail of finance cost and income is as follows:

	2023	2022	2021
Finance income -
Interest income on short-term bank deposits	$1,541	$954	$211
Interest income on investment	48,667	17,076	10,638
	$50,208	$18,030	$10,849
Finance cost -
Interests expense on bank loans	$(41,917)	$(30,502)	$(26,817)
Interests expense on senior convertible notes	(87,862)	(42,403)	(38,301)
Interest on factoring	(3,315)	(5,393)	(1,365)
Interest expense on lease liabilities	(13,279)	(7,445)	(7,568)
Unwinding of discount and changes in the discount rate	(11,843)	(1,888)	(2,183)
	$(158,216)	$(87,631)	$(76,234)

Changes in Liabilities Arising from Financing Activities
Changes in liabilities arising from financing activities:

	2022	Cash flows	Non-cash movements
			Foreign exchange movement	Leases	Other	2023
Loans and borrowings	$1,444,303	$(73,945)	$—	$—	$92,333	$1,462,691
Lease liability	238,373	(79,999)	448	124,835	—	283,657
Total liabilities used in financing activities	$1,682,676	$(153,944)	$448	$124,835	$92,333	$1,746,348

			Non-cash movements
	2021	Cash flows	Foreign exchange movement	Leases	Other	2022
Loans and borrowings	$1,425,633	$(27,038)	$—	$—	$45,708	$1,444,303
Lease liability	178,651	(79,017)	(275)	139,014	—	238,373
Total liabilities used in financing activities	$1,604,284	$(106,055)	$(275)	$139,014	$45,708	$1,682,676